Net Revenues - Schedule of Revenues Disaggregated (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Revenues Disaggregated [Line Items]
Net revenues	¥ 208,502	$ 29,106	¥ 197,948
Subscription revenue from users [Member]
Schedule of Revenues Disaggregated [Line Items]
Net revenues	28,523	3,982	46,335
Licensing revenues from content aggregators and distributors [Member]
Schedule of Revenues Disaggregated [Line Items]
Net revenues	144,716	20,202	117,899
Revenue from content sold to hardware manufacturers [Member]
Schedule of Revenues Disaggregated [Line Items]
Net revenues	14,251	1,989	23,364
Revenue from sales of digital educational hardware devices [Member]
Schedule of Revenues Disaggregated [Line Items]
Net revenues	¥ 21,012	$ 2,933	¥ 10,350